Acquisition of ACT Genomics - Summary of Recognized Amounts of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Contract liabilities (note 23)	$ 0	$ (416,307)
ACT Genomics Holdings Company Limited
Disclosure of detailed information about business combination [line items]
Property, plant and equipment (note 13)		5,649,182
Intangible assets (note 14)		13,826,389
Interests in equity-accounted investees (note 16)		788,472
Deferred tax assets		235,879
Inventories		1,294,959
Trade receivables (including loss allowance $1,263,570)		2,594,976
Allowance account for credit losses of financial assets		1,263,570
Deposits, prepayments and other receivables		2,013,985
Cash and cash equivalents (note 34(A))		5,623,061
Trade payables		(857,537)
Accrued expenses and other current liabilities		(2,763,480)
Contract liabilities (note 23)		(416,307)
Lease liabilities		(2,379,687)
Tax liabilities		(5,713)
Deferred tax liabilities		(2,913,666)
Other non-current liabilities		(223,207)
Total identifiable net assets acquired		$ 22,467,306